Commitments And Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
2012	$ 12.5
2013	9.3
2014	4.3
2015	2.2
2016	1.1
Thereafter	1.0
Total minimum rental payments	30.4
Proposed penalty assessment	0.7
Consolidated rental expense	$ 13.1	$ 12.8	$ 12.1
Dart Energy Corporation [Member]
Percentage of equity interest acquired	90.00%
Prospect Street Energy, LLC [Member]
Percentage of equity interest acquired	5.00%
EE Group, LLC [Member]
Percentage of equity interest acquired	100.00%
Marysville Acquisition [Member]
Percentage of equity interest acquired	5.00%